Cash and cash equivalents and Investments and Additional information on the consolidated statements of cash flows - Components of financing activities (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents and Investments. Additional information on the consolidated statements of cash flows
Bank overdrafts		$ 1,344	$ 3,150
Notes		1,869	716
Bank loans	$ 1,730	6,124	435
Total financial debt proceeds	1,730	9,337	4,301
Bank overdrafts	(1,572)	(2,793)
Notes	(566)
Bank loans	(848)	(143)	(31)
Total payment of debt	(2,986)	(2,936)	(31)
Bank overdrafts	(58)	(1,243)	(405)
Interests on Notes and related expenses	(340)	(205)	(3)
Interests on bank loans and related expenses	(418)	(125)	(63)
NDF	(32)
Total payment of interest and related expenses	$ (848)	$ (1,573)	$ (471)